Cover Page	Dec. 31, 2020	Dec. 26, 2020
Cover [Abstract]
Document Type		8-K
Document Period End Date		Dec. 26, 2020
Entity Registrant Name		Compass Minerals International, Inc.
Entity Incorporation, State or Country Code		DE
Entity File Number		001-31921
Entity Tax Identification Number		36-3972986
Entity Address, Address Line One		9900 West 109th Street
Entity Address, Address Line Two		Suite 100
Entity Address, City or Town		Overland Park
Entity Address, State or Province		KS
Entity Address, Postal Zip Code		66210
City Area Code		913
Local Phone Number		344-9200
Written Communications		false
Soliciting Material		false
Pre-commencement Tender Offer		false
Pre-commencement Issuer Tender Offer		false
Title of 12(b) Security		Common stock, $0.01 par value
Trading Symbol		CMP
Security Exchange Name		NYSE
Entity Emerging Growth Company		false
Entity Central Index Key		0001227654
Current Fiscal Year End Date	--12-31
Amendment Flag		false